PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, plant and equipment, Disposals, gross	$ 0	$ 0
Property, plant and equipment, accumulated depreciation	(54,265)	(52,026)
Property, plant and equipment, Acquisitions, accumulated depreciation	0
Property, plant and equipment, Disposals, accumulated depreciation	0
Change in property, plant and equipment, accumulated depreciation amount	$ (2,239)
Change in property, plant and equipment, accumulated depreciation percentage	4.00%
Property, plant and equipment, net	$ 76,356	79,228
Property, plant and equipment, Acquisitions, net	0
Property, plant and equipment, Disposals, net	0
Change in property, plant and equipment, net amount	$ (2,872)
Change in property, plant and equipment, net percentage	(4.00%)
Furniture and Utensils [Member]
Property, plant and equipment, gross	$ 11,213	1,234
Property, plant and equipment, Acquisitions, gross	0
Property, plant and equipment, Disposals, gross	0
Change in property, plant and equipment, gross amount	$ 9,979
Change in property, plant and equipment, gross percentage	0.00%
Vehicles [Member]
Property, plant and equipment, gross	$ 98,054	78,959
Property, plant and equipment, Acquisitions, gross	0
Property, plant and equipment, Disposals, gross	0
Change in property, plant and equipment, gross amount	$ 19,095
Change in property, plant and equipment, gross percentage	24.00%
Computers and Peripherals [Member]
Property, plant and equipment, gross	$ 15,997	10,404
Property, plant and equipment, Acquisitions, gross	0
Property, plant and equipment, Disposals, gross	0
Change in property, plant and equipment, gross amount	$ 5,593
Change in property, plant and equipment, gross percentage	54.00%
Improvements in third party properties [Member]
Property, plant and equipment, gross	$ 5,357	$ 40,657
Property, plant and equipment, Acquisitions, gross	0
Property, plant and equipment, Disposals, gross	0
Change in property, plant and equipment, gross amount	$ 35,300
Change in property, plant and equipment, gross percentage	(87.00%)